Notable events	12 Months Ended
Dec. 31, 2023
Notable events
Notable events

Note 2: Notable events

2.1.Research and development activity

During the 2023 financial year, the Company continued the development of its main clinical and preclinical programs involving BIO101 (20-hydroxyecdysone), formerly known as Sarconeos (BIO101).

2.1.1.COVA program for severe forms of COVID-19

In early February 2023, Biophytis announced the final results of its COVA phase 2-3 clinical trial, including the data from the 54 patients, out of the 233 treated, who were enrolled for the first part of the study but were missing from the preliminary analysis published on September 7, 2022. The final analysis shows that the COVA study achieved its primary objective, with a significant 44% (p =0.043) reduction in the risk of respiratory failure or early death in patients hospitalized with severe COVID-19. In addition, BIO101 (20-hydroxyecdysone) has a good safety profile, with a lower proportion of patients experiencing adverse events when compared to the placebo (57% vs. 64%), in particular a lower frequency of serious adverse events, mainly respiratory (25% vs. 31%). Detailed study results were presented at the European Respiratory Society’s Pulmonology Conference in Estoril, Portugal, in March 2023, and at the American Thoracic Society’s Conference in Washington DC, USA, in May 2023.

On the strength of these results, the Company has begun the regulatory formalities that will allow BIO101 (20-hydroxyecdysone) to be deployed as quickly as possible for hospitalized patients with severe COVID-19 at risk of respiratory failure and death. The Company has pursued a multi-pronged strategy for this:

Application for Conditional Marketing Authorization (cMA) for Europe and Emergency Use Authorization (EUA) in the United States. The Company has requested a pre-submission meeting with a view to applying for conditional marketing authorization in Europe from the EMA, and in the USA from the FDA in view of the health emergency. The company announced on August 16, 2023 that it had received responses from the European Medicines Agency (EMA) and the Food and Drug Administration (FDA) with the recommendation to seek Scientific Opinions from the relevant agencies on the proposed clinical and regulatory development plan of BIO101 (20-hydroxyecdysone) for severe forms of COVID-19 up to full MA. Responses are expected for the first half of 2024.

Applications for early access programs in key countries. In France, this application was made in May. The early access program in France will be run in partnership with Intsel Chimos, a pharmaceutical company based in Saint-Cloud, France, which specializes in importing, distributing and exploiting innovative drugs to treat patients with rare and/or serious diseases that have reached a treatment impasse.  On September 19, Biophytis announced that it had received a reply from the French National Health Authority (HAS) asking it to complete the application file by providing certain results from pharmaceutical studies underway with its industrial partner Sequens, as well as additional data and scientific arguments relating to the phase 2-3 COVA clinical trial. The HAS application will be re-submitted including these different elements in 2024, depending on the EMA’s responses concerning the possibility of applying for conditional marketing authorization. In Brazil, an early access program has already  been approved in 2022 to treat critically ill COVID-19 patients in intensive care units (ICUs), but was suspended pending the results of the COVA study. This program is currently being reactivated in response to the positive results obtained.

On the preclinical front, the Company entered into a partnership with the University of Liège at the end of 2023 to carry out a number of research projects, notably concerning the treatment of respiratory failure caused by the Influenza virus. Given its original operational mode on the renin-angiotensin system, BIO101 (20-hydroxyecdysone) could be used to treat severe forms of the main viral respiratory diseases. These pathologies, where medical needs remain unsatisfied, represent a significant potential for Biophytis.

2.1.2.SARA program for sarcopenia

In May 2023, the Company submitted an authorization application via the EMA (European Medicines Agency) European portal to launch SARA-31, the first Phase 3 study ever launched for sarcopenia. A similar application was submitted to the FDA (Food and Drug Administration) at the beginning of July to launch the same study in the United States.

The launch of the Phase 3 program follows encouraging results from the SARA-INT Phase 2b study and interactions with health authorities in 2022. On August 8, 2023, Biophytis announced that it had received a positive response from the Belgian authorities to carry out its SARA-31 program. A positive response from the FDA to conduct the study in the United States was also received and announced by the Company on September 11, 2023. The actual start of the study is scheduled for 2024, and will depend on the conclusion of partnership agreements and the Company’s financial resources.

2.1.3.MYODA program for Duchenne muscular dystrophy

At the Clinical and Scientific Conference organized by the Muscular Dystrophy Association (MDA) between March 19 to 22, 2023 in Dallas, Texas, the Company shared new information concerning its MYODA program  for Duchenne Muscular Dystrophy (DMD) in the form of posters, for which a clinical development plan is in preparation, and the therapeutic potential of BIO101 (20-hydroxyecdysone) in rare neuromuscular diseases such as Spinal Muscular Atrophy (SMA), for which promising preclinical results have been obtained, particularly in combination with gene therapy. In Duchenne Muscular Dystrophy, the Company has reviewed its clinical development protocol after interactions with the FDA and plans to start a phase 1/2 clinical study in 2024.

2.2.Financing

During the financial year, the Company carried out several financing transactions for a total gross amount of approximately 8 million euros, including several capital increase operations, on Euronext and the Nasdaq, and a limited use of the convertible bond financing line set up with Atlas in 2021. Indeed, drawdowns reached 2 million euros in 2023, to which was added a new drawing of 4 million euros carried out at the beginning of 2024.

2.2.1.Capital increase through private placement on Euronext

On May 11, 2023, the Company announced a new financing operation in the form of a private placements by professional investors combined with a public proposal to private individuals, for a gross amount of 2.3 million euros. The transaction was carried out pursuant to the 2nd and 4th resolutions of the Company shareholders meeting held on April 17, 2023. A total of 103,717,811 new standard shares, representing 32% of the Company’s share capital prior to the transaction, were issued at a price of 0.0222 euros per share, representing a 25% discount to the volume-weighted average price of Biophytis shares over the 5 trading days prior to the transaction, and representing a nominal amount of 1,037 thousand euros and a total issue premium of 1,265 thousand euros. The new shares were listed on Euronext Growth Paris under the ISIN code FR0012816825 ALBPS for the opening of trading on May 15, 2023, and are assimilated to existing shares with immediate dividend rights.

2.2.2.Registered direct offering on the Nasdaq Capital Market

On July 19, 2023, the Company announced a registered direct offering for a gross amount of $3.8 million equivalent to €3.4 million. This transaction, which closed on July 21, involved the purchase and sale of 1,333,334 units, each consisting of one (1) American Depositary Share (“ADS”) or one (1) pre-funded warrant entitling the holder to one (1) ADS (the “Pre-Funded Warrants”), and one (1) warrant (the “Ordinary Warrant”) entitling the holder to one (1) ADS, at a purchase price of $2.85 per unit with an ADS and $2.84 per unit with a Pre-Funded Warrant. Each ADS represents the right to receive one hundred new ordinary shares in the Company, with a par value of €0.01 per share.

The ADSs and pre-funded warrants were offered and sold in a registered direct offering pursuant to a shelf registration statement on Form F-3 (File No. 333-271385) filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 21, 2023 and declared effective by the SEC on May 1st, 2023. The ordinary warrants were issued within the framework of a concurrent private placement.

The issue price of the ordinary shares underlying the ADSs represented a 2% premium to the volume-weighted average price (VWAP) of the Company’s ordinary shares on the Euronext Growth Paris market over the 15 trading sessions preceding the definition of the issue price on July 18, 2023, and a 21% discount to the VWAP including 23% of the theoretical value of a warrant, whose value per warrant was €0.013.

The issue of the 50,500,000 new ordinary shares underlying the ADSs resulted in an immediate capital increase of 1,278 thousand euros, share premium included, corresponding to a nominal amount of 505 thousand euros and an issue premium of 773 thousand euros.

Each pre-funded warrant, giving entitlement to one (1) ADS, was subscribed at a price of $2.84, and the exercise price was €0.01 per ADS, representing a total amount received by the Company of 2,090 thousand euros, recognized in equity. All pre-funded warrants, representing 82,833,400 new ordinary shares, were exercised during the year. The ordinary warrants, representing 133,333,400 additional potential new ordinary shares and with an exercise price of £2.67 per ADS.They are exercisable on issue and will expire three years after issue. By December 31, 2023, no warrants had yet been exercised.

The accounting impacts of this transaction are presented in note 11.

2.2.3.Capital increase with preferential subscription rights on Euronext

On November 20, 2023, the Company announced the successful completion of its capital increase with shareholders’ preferential subscription rights (DPS), through the issue of 210,733,954 shares with redeemable share subscription warrants (ABSAR), for a total amount, including issue premium, of €1.96 million. The issue price of the ABSARs was €0.0093.

The BSARs attached to each new share were listed on a separate pricing line under the ISIN code: FR001400LN79. They may be exercised at any time up to December 31, 2026, with one (1) BSAR entitling its holder to subscribe for one (1) new ordinary share at an exercise price of 0.012 euro. By December 31, 2023, 2,477,006 BSARs were exercised, leading to a capital increase of 30 thousand euros.

The accounting impacts of this transaction are presented in note 11.

2.2.4.Convertible bond issues

The financing transactions described above enabled Biophytis to limit its need for bond financing via the convertible bond issue agreement with Atlas. This contract covers the issue of a maximum of 1,280 bonds with the option of exchange for cash and/or conversion into new or existing shares (ORNANE) in eight successive tranches of 4 million euros each.

In the first half of 2023, the Company issued 80 ORNANE bonds (second half of the third tranches) for a total net amount of 1.9 million euros, and on December 31, 2023, bond debt stood at 1.45 million euros, representing 58 ORNANE bonds.

At the end of 2023, the Company also announced the issue of the fourth tranche of 160 ORNANE bonds, of which the first half was effectively cashed in early January 2024 and the second half was issued in February 2024. The net amount received was 3.8 million euros. As of the date of authorization of these financial statements  and considering the terms and expiration date of the ATLAS agreement as of June 14, 2024, the Company has the capacity to issue no more than two additional tranches for a total amount of €8 million.

2.2.5. Prefinancing of the French research tax credit (CIR)

During December 2023, the company pre-financed part of its CIR for the year 2023 for an amount of 1,098 thousand euros. This advance will be repaid when the State repays the CIR 2023 receivable for a total amount of 1,618 thousand euros. The interest and costs linked to the pre-financing represented a total amount of 127 thousand euros. It is recalled that the 2022 CIR, also pre-financed, was fully reimbursed for the 2023 financial year.

2.3.Post-balance sheet events

2.3.1.Issue and conversion of convertible bonds

In two installments in January and February 2024, the Company issued the fourth tranche of convertible bonds within the framework of the contract signed with ATLAS, thus receiving a net amount of €3.8 million.

Since December 31, 2023, the company has carried out, upon ATLAS’ request, the conversion of 50 convertible bonds as part of tranche 3 of the ATLAS 2021 contract for a total amount of 1,250 thousand euros. The operations gave rise to the creation of 363,588,122 new shares of the company. Following these conversions and taking into account the drawdown of tranche 4 of the Atlas 2021 Contract, the residual bond debt vis-à-vis Atlas amounts to 4.200 thousand euros.

2.3.2.Reverse stock split of Biophytis shares listed on Euronext Growth

On March 15, 2024, the Company announced the implementation of a reverse stock split of its shares listed on Euronext Growth, which will result in the allocation of 1 new ordinary share to be issued with a par value of 0.80 euros (the “New Shares ) against 400 old ordinary shares with a par value of 0.002 euros each (the “Old Shares”) and by dividing the number of shares making up the share capital of the Company by 400. The 30-day consolidation period will run from April 2, 2024 to May 3, 2024 (inclusive). At the end of this period, i.e. May 3, 2024, the old shares (ISIN FR0012816825) will be delisted on the Euronext Growth market and the listing of the new shares (ISIN FR001400OLP5) will begin. The amount of capital will be unchanged at the end of the operation and this operation will have no impact on the overall value of the Biophytis securities held in the portfolio by the shareholders, with the exception of fractional shares.

2.3.3.New OBA program in obesity

On April 8, 2024, the Company announced the launch of a new clinical development program named OBA, with BIO101 (20-hydroxyecdysone) as a potential treatment for obesity in combination with GLP-1 receptor agonists. Treatment of obesity may result in loss of muscle mass and function, particularly following a diet combined with recently introduced GLP-1 receptor agonists. BIO101 (20-hydroxyecdysone) is the first MAS receptor activator, administered daily orally, that has demonstrated metabolic effects on muscle and fat mass in preclinical obesity studies. These beneficial effects of BIO101 (20-hydroxyecdysone) translate into improved mobility and muscle strength in sarcopenic obese patients, as shown in the SARA-INT phase 2 study. In addition, the molecule 20-hydroxyecdysone has already been tested in obese patients during a low-calorie diet in the Quinolia study, showing promising effects on muscle strength and fat loss. The Company plans to start the phase 2 OBA clinical study in mid-2024, after obtaining regulatory authorizations, and the first patients are expected to be treated during the second half of 2024. BIO101 (20-hydroxyecdysone) will be evaluated in obese patients treated by GLP-1 RA and following a hypocaloric diet. The first efficacy results should be available in 2025.